Financial instruments (Details 1) - ARS ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	$ 67,258	$ 25,279
Financial assets at fair value through profit or loss	180,693	127,147
Financial assets	247,951	152,426
Financial liabilities at amortized cost	(592,016)	(575,189)
Financial liabilities at fair value through profit or loss	(9,797)	(159,944)
Financial liabilities	(601,813)	(735,133)
Financial liabilities at fair value through profit or loss		172,973
Interest Expenses [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(294,639)	(434,125)
Financial liabilities at fair value through profit or loss
Financial liabilities	(294,639)	(434,125)
Financial liabilities at fair value through profit or loss
Exchange Differences [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(218,558)	(81,292)
Financial liabilities at fair value through profit or loss
Financial liabilities	(218,558)	(81,292)
Financial liabilities at fair value through profit or loss
Loss On Debt Restructuring [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(52)	(4,534)
Financial liabilities at fair value through profit or loss
Financial liabilities	(52)	(4,534)
Financial liabilities at fair value through profit or loss
Changes In Fair Value Of Financial Liabilities [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost
Financial liabilities at fair value through profit or loss	(9,797)
Financial liabilities	(9,797)	(159,944)
Financial liabilities at fair value through profit or loss		(159,944)
Other Financial Results [Member]
IfrsStatementLineItems [Line Items]
Financial liabilities at amortized cost	(78,767)	(55,238)
Financial liabilities at fair value through profit or loss
Financial liabilities	(78,767)	(55,238)
Financial liabilities at fair value through profit or loss
Interest Incomes [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	1,801	1,611
Financial assets at fair value through profit or loss
Financial assets	1,801	1,611
Exchange Differences [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost	65,457	23,668
Financial assets at fair value through profit or loss	89,383	39,157
Financial assets	154,840	62,825
Changes In Fair Value Of Financial Assets [Member]
IfrsStatementLineItems [Line Items]
Financial assets at amortized cost
Financial assets at fair value through profit or loss	91,310	87,990
Financial assets	$ 91,310	$ 87,990